# NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NOV 2007

November 16, 2007

07082271

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-09102

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMERON INTERNATIONAL CORPORATION, Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2007.

Sincerely,

PROCESSED
NOV 2 3 2007
THOMSON
FINANCIAL

Global Corporate Client Group
20 Broad Street, 17th Floor
New York, NY 10005
212-656-3000
212-656-5893 (Fax)

NYSE
New York Stock Exchange

**FACSIMILE TRANSMITTAL SHEET**

| | |
|---|---|
| TO: Ms. Velma T. Smith | FROM: Ms. Bibi K. David |
| COMPANY: Securities & Exchange Commission | DATE: 11-16-07 |
| FAX NUMBER: 202-777-1030 | TOTAL NO. OF PAGES INCLUDING COVER: 2 |
| PHONE NUMBER: 202-551-8203 | SENDER'S PHONE NUMBER: (212) 656-2794 |
| RE: Certification Letters | SENDER'S FAX NUMBER: (212) 656-5893 |

☐ URGENT ☐ FOR REVIEW – ☐ PLEASE COMMENT ☐ PLEASE REPLY ☐ PLEASE RECYCLE

AMERON INTERNATIONAL CORPORATION
(Preferred Stock Purchase Rights)

END